Intangible assets - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 55.3	SFr 61.7	SFr 58.3	SFr 64.6
Research and development expense	3.6	SFr 3.2
Impairment loss recognised in profit or loss, goodwill	0.0		0.0
Goodwill expected to be deductible for tax purposes	0.0
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 0.1		SFr 0.4